UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place,4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2006

Legg Mason Partners Growth and Income Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Growth and Income Fund

Semi-Annual Report  •  April 30, 2006

What’s

Inside

Fund Objective

The Fund seeks reasonable growth and income.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)i growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the reporting period. Since it began its tightening campaign in June 2004, the Fed has increased rates 15 consecutive times, bringing the federal funds rateiii from 1.00% to 4.75%. The Fed then raised rates to 5.00% on May 10th, after the end of the reporting period. Coinciding with this latest move, the Fed said that the “extent and timing” of further rate hikes would depend on future economic data.

For the six-month period ended April 30, 2006, the U.S. stock market generated solid results, with the S&P 500 Indexiv returning 9.63%. While high oil and commodity prices, steadily rising interest rates and geopolitical issues triggered periods of market volatility, investors generally remained focused on the positive economic environment and strong corporate profits.

Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000,v Russell Midcapvi and Russell 1000vii Indexes

Legg Mason Partners Growth and Income Fund         I

returning 18.91%, 14.35% and 9.92%, respectively. From an investment style perspective, value stocks outperformed growth stocks, with the Russell 3000 Valueviii and Russell 3000 Growthix Indexes returning 13.27% and 8.19%, respectively, over the reporting period.

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners Growth and Income Fund, excluding sales charges, returned 10.26%. These shares outperformed the Fund’s unmanaged benchmark, the S&P 500 Index, which returned 9.63% for the same period. The Lipper Large-Cap Core Funds Category Average1 increased 9.23% over the same time frame.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 months

Growth and Income Fund — Class A Shares	10.26%

S&P 500 Index	9.63%

Lipper Large-Cap Core Funds Category Average	9.23%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Performance figures reflect reimbursements and/or voluntary fee waivers, without which the performance would have been lower.
Excluding sales charges, Class 1 shares returned 10.41%, Class B shares returned 9.81%, Class C shares returned 9.97% and Class Y shares returned 10.53% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 896 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners Growth and Income Fund

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders previously approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Prior to April 7, 2006, the Fund operated under the name SB Growth and Income Fund. The Fund’s investment strategy and objective have not changed.

Effective as of the close of business on April 21, 2006, all outstanding Salomon Brothers Class A, B and C shares, Smith Barney Class O and P shares of the Legg Mason Partners Growth and Income Fund, formerly SB Growth and Income Fund, were automatically converted to Class A shares of the Fund at net asset value (i.e. without the imposition of a front-end or back-end sales charge on the conversion) and concurrently the Smith Barney share classes of the Fund were re-designated as Class A, B, C, 1 and Y shares. Class A shares of the Fund represent an interest in the same pool of assets as the Salomon Brothers Class A, B and C shares of the Fund and Smith Barney Class O and P shares of the Fund and have the same investment objective and portfolio managers, but have lower overall operating expenses than the Salomon Brothers Class A, B and C shares of the Fund and Smith Barney Class O and P shares of the Fund.

Upon conversion, shareholders received at the close of business April 21, 2006, Class A shares of the Fund with the same total value as their existing shares, but not necessarily the same number of shares. There were no fees, sales charges or commissions charged on the conversion.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state

Legg Mason Partners Growth and Income Fund         III

regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2006

IV         Legg Mason Partners Growth and Income Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Foreign securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging or developing markets. High yield bonds are subject to additional risks such as the increased risk of default and greater volatility because of the lower credit quality of the issues. As interest rates rise, bond prices fall, reducing the value of the fixed income portion of the Fund. The Fund may engage in short sales. Losses from short sales may be unlimited. The Fund may invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Legg Mason Partners Growth and Income Fund         V

Fund at a Glance (unaudited)

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Class 1	10.41%	$1,000.00	$1,104.10	0.91%	$4.75

Class A	10.26	1,000.00	1,102.60	1.18	6.15

Class B	9.81	1,000.00	1,098.10	1.93	10.04

Class C	9.97	1,000.00	1,099.70	1.74	9.06

Class Y	10.53	1,000.00	1,105.30	0.69	3.60

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and Class A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,020.28	0.91%	$4.56

Class A	5.00	1,000.00	1,018.94	1.18	5.91

Class B	5.00	1,000.00	1,015.22	1.93	9.64

Class C	5.00	1,000.00	1,016.17	1.74	8.70

Class Y	5.00	1,000.00	1,021.37	0.69	3.46

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS GROWTH AND INCOME FUND

Shares	Security	Value

COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY — 10.8%
Hotels, Restaurants & Leisure — 2.6%
402,300	McDonald’s Corp.	$13,907,511
142,000	Station Casinos Inc.	10,945,360

	Total Hotels, Restaurants & Leisure	24,852,871

Household Durables — 1.8%
390,500	Newell Rubbermaid Inc.	10,707,510
223,200	Toll Brothers Inc.*	7,175,880

	Total Household Durables	17,883,390

Media — 3.8%
301,100	EchoStar Communications Corp., Class A Shares*	9,303,990
852,600	News Corp., Class B Shares	15,542,898
708,400	Time Warner Inc.	12,326,160

	Total Media	37,173,048

Specialty Retail — 2.6%
253,100	Best Buy Co. Inc.	14,340,646
396,500	Staples Inc.	10,471,565

	Total Specialty Retail	24,812,211

	TOTAL CONSUMER DISCRETIONARY	104,721,520

CONSUMER STAPLES — 9.8%
Beverages — 2.0%
331,700	PepsiCo Inc.	19,318,208

Food & Staples Retailing — 2.3%
486,500	Wal-Mart Stores Inc.	21,907,095

Food Products — 4.0%
355,000	Kellogg Co.	16,440,050
308,500	McCormick & Co. Inc., Non Voting Shares	10,745,055
672,300	Sara Lee Corp.	12,014,001

	Total Food Products	39,199,106

Household Products — 1.5%
247,000	Procter & Gamble Co.	14,377,870

	TOTAL CONSUMER STAPLES	94,802,279

ENERGY — 9.9%
Energy Equipment & Services — 2.0%
156,500	ENSCO International Inc.	8,371,185
189,600	GlobalSantaFe Corp.	11,605,416

	Total Energy Equipment & Services	19,976,601

See Notes to Financial Statements.

4         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Oil, Gas & Consumable Fuels — 7.9%
147,512	ConocoPhillips	$9,868,553
391,900	Exxon Mobil Corp.	24,721,052
170,600	Nexen Inc.	9,980,100
115,600	Suncor Energy Inc.	9,911,544
158,400	Total SA, Sponsored ADR	21,862,368

	Total Oil, Gas & Consumable Fuels	76,343,617

	TOTAL ENERGY	96,320,218

FINANCIALS — 22.2%
Capital Markets — 4.0%
126,900	Goldman Sachs Group Inc.	20,340,801
244,700	Merrill Lynch & Co. Inc.	18,660,822

	Total Capital Markets	39,001,623

Commercial Banks — 6.0%
423,854	Bank of America Corp.	21,158,792
190,400	Wachovia Corp.	11,395,440
374,700	Wells Fargo & Co.	25,738,143

	Total Commercial Banks	58,292,375

Consumer Finance — 3.0%
307,600	American Express Co.	16,551,956
144,400	Capital One Financial Corp.	12,510,816

	Total Consumer Finance	29,062,772

Diversified Financial Services — 2.5%
540,380	JPMorgan Chase & Co.	24,522,444

Insurance — 5.1%
261,100	AFLAC Inc.	12,412,694
213,400	American International Group Inc.	13,924,350
117	Berkshire Hathaway Inc., Class A Shares*	10,413,000
247,900	Chubb Corp.	12,776,766

	Total Insurance	49,526,810

Thrifts & Mortgage Finance — 1.6%
207,800	Golden West Financial Corp.	14,934,586

	TOTAL FINANCIALS	215,340,610

HEALTH CARE — 8.8%
Biotechnology — 1.9%
270,204	Amgen Inc.*	18,292,811

Health Care Providers & Services — 2.3%
182,350	Coventry Health Care Inc.*	9,057,325
263,600	UnitedHealth Group Inc.	13,111,464

	Total Health Care Providers & Services	22,168,789

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Pharmaceuticals — 4.6%
362,500	Sanofi-Aventis, ADR	$17,052,000
460,500	Teva Pharmaceutical Industries Ltd., Sponsored ADR	18,650,250
196,700	Wyeth	9,573,389

	Total Pharmaceuticals	45,275,639

	TOTAL HEALTH CARE	85,737,239

INDUSTRIALS — 12.2%
Aerospace & Defense — 4.1%
290,000	Boeing Co.	24,200,500
238,400	Orbital Sciences Corp.*	3,730,960
272,600	Raytheon Co.	12,068,002

	Total Aerospace & Defense	39,999,462

Building Products — 2.0%
610,000	Masco Corp.	19,459,000

Industrial Conglomerates — 4.8%
1,079,400	General Electric Co.	37,336,446
104,700	Textron Inc.	9,417,765

	Total Industrial Conglomerates	46,754,211

Machinery — 1.3%
148,200	Parker Hannifin Corp.	12,011,610

	TOTAL INDUSTRIALS	118,224,283

INFORMATION TECHNOLOGY — 14.9%
Communications Equipment — 4.4%
439,334	ADC Telecommunications Inc.*	9,836,688
649,000	Cisco Systems Inc.*	13,596,550
194,400	Motorola Inc.	4,150,440
283,800	QUALCOMM Inc.	14,570,292

	Total Communications Equipment	42,153,970

Computers & Peripherals — 1.1%
132,100	International Business Machines Corp.	10,877,114

Electronic Equipment & Instruments — 0.6%
262,500	Dolby Laboratories Inc., Class A Shares*	6,179,250

Internet Software & Services — 0.8%
238,000	Yahoo! Inc.*	7,801,640

IT Services — 1.2%
276,300	Paychex Inc.	11,159,757

Semiconductors & Semiconductor Equipment — 1.5%
477,800	ASML Holding NV, NY Registered Shares*	10,105,470
134,000	Texas Instruments Inc.	4,651,140

	Total Semiconductors & Semiconductor Equipment	14,756,610

See Notes to Financial Statements.

6         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Software — 5.3%
269,500	Adobe Systems Inc.*	$10,564,400
163,300	Electronic Arts Inc.*	9,275,440
1,303,000	Microsoft Corp.	31,467,450

	Total Software	51,307,290

	TOTAL INFORMATION TECHNOLOGY	144,235,631

MATERIALS — 5.9%
Chemicals — 2.6%
336,500	E.I. du Pont de Nemours & Co.	14,839,650
273,500	Ecolab Inc.	10,338,300

	Total Chemicals	25,177,950

Metals & Mining — 3.3%
1,053,388	Barrick Gold Corp.	32,107,266

	TOTAL MATERIALS	57,285,216

TELECOMMUNICATION SERVICES — 3.3%
Wireless Telecommunication Services — 3.3%
145,200	ALLTEL Corp.	9,346,524
929,615	Sprint Nextel Corp.	23,054,452

	TOTAL TELECOMMUNICATION SERVICES	32,400,976

UTILITIES — 1.2%
Multi-Utilities — 1.2%
250,300	Sempra Energy	11,518,805

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $766,485,826)	960,586,777

Face Amount
SHORT-TERM INVESTMENT — 0.5%
Repurchase Agreement — 0.5%
$5,264,000	State Street Bank & Trust Co. dated 4/28/06, 4.250% due 5/1/06; Proceeds at maturity — $5,265,864; (Fully collateralized by U.S. Treasury Note, 4.000% due 6/15/09; Market value — $5,372,362) (Cost — $5,264,000)	5,264,000

	TOTAL INVESTMENTS — 99.5% (Cost — $771,749,826#)	965,850,777
	Other Assets in Excess of Liabilities — 0.5%	4,796,812

	TOTAL NET ASSETS — 100.0%	$970,647,589

*	Non-income producing security.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         7

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost — $771,749,826)	$965,850,777
Cash	822
Receivable for securities sold	7,313,655
Dividends and interest receivable	628,280
Receivable for Fund shares sold	278,250
Prepaid expenses	16,978

Total Assets	974,088,762

LIABILITIES:
Payable for Fund shares repurchased	879,872
Payable for securities purchased	728,538
Investment management fee payable	514,918
Trustees’ retirement plan	320,240
Distribution fees payable	48,990
Trustees’ fees payable	34,434
Accrued expenses	914,181

Total Liabilities	3,441,173

Total Net Assets	$970,647,589

NET ASSETS:
Par value (Note 6)	$584
Paid-in capital in excess of par value	837,330,608
Overdistributed net investment income	(342,984)
Accumulated net realized loss on investments and foreign currency transactions	(60,441,570)
Net unrealized appreciation on investments	194,100,951

Total Net Assets	$970,647,589

Shares Outstanding:
Class 1	29,274,766

Class A	16,869,437

Class B	6,511,140

Class C	274,321

Class Y	5,481,335

Net Asset Value:
Class 1 (and redemption price)	$16.72

Class A (and redemption price)	$16.72

Class B *	$15.79

Class C *	$16.43

Class Y (and redemption price)	$16.75

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$18.27

Class A (based on maximum sales charge of 5.00%)	$17.60

*	Redemption price is NAV of Class B and Class C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

8         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$7,151,576
Interest	208,684
Income from securities lending	6,519
Less: Foreign taxes withheld	(68,299)

Total Investment Income	7,298,480

EXPENSES:
Investment management fee (Note 2)	3,155,701
Transfer agent fees (Notes 2 and 4)	1,232,604
Distribution fees (Notes 2 and 4)	920,894
Shareholder reports (Note 4)	60,575
Legal fees	45,595
Registration fees	43,671
Trustees’ fees	34,383
Custody fees	30,019
Audit and tax	15,349
Insurance	8,303
Miscellaneous expenses	5,780

Total Expenses	5,552,874
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(298,324)

Net Expenses	5,254,550

Net Investment Income	2,043,930

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	59,388,869
Foreign currency transactions	(426)

Net Realized Gain	59,388,443

Change in Net Unrealized Appreciation/Depreciation From Investments	33,725,999

Increase From Payment by Affiliate (Note 2)	566,203

Net Gain on Investments and Foreign Currency Transactions	93,680,645

Increase in Net Assets From Operations	$95,724,575

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         9

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$2,043,930	$9,298,710
Net realized gain	59,388,443	56,933,299
Change in net unrealized appreciation/depreciation	33,725,999	(420,262)
Increase from payment by affiliate	566,203	—

Increase in Net Assets From Operations	95,724,575	65,811,747

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 5):
Net investment income	(2,386,914)	(10,230,695)

Decrease in Net Assets From Distributions to Shareholders	(2,386,914)	(10,230,695)

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	33,462,551	49,974,009
Reinvestment of distributions	1,961,452	7,821,331
Cost of shares repurchased	(114,146,653)	(280,789,738)

Decrease in Net Assets From Fund Share Transactions	(78,722,650)	(222,994,398)

Increase (Decrease) in Net Assets	14,615,011	(167,413,346)
NET ASSETS:
Beginning of period	956,032,578	1,123,445,924

End of period*	$970,647,589	$956,032,578

* Includes overdistributed net investment income of:	$(342,984)	—

See Notes to Financial Statements.

10         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares(1)(2)	2006(3)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$15.19		$14.42		$13.53	$11.05	$13.08	$19.03

Income (Loss) From Operations:
Net investment income	0.05		0.15		0.08	0.07	0.05	0.10
Net realized and unrealized gain (loss)	1.53		0.78		0.88	2.46	(2.02)	(4.62)

Total Income (Loss) From Operations	1.58		0.93		0.96	2.53	(1.97)	(4.52)

Less Distributions From:
Net investment income	(0.05)		(0.16)		(0.07)	(0.05)	(0.05)	(0.06)
Net realized gains	—		—		—	—	—	(1.37)
Return of capital	—		—		—	—	(0.01)	—

Total Distributions	(0.05)		(0.16)		(0.07)	(0.05)	(0.06)	(1.43)

Net Asset Value, End of Period	$16.72		$15.19		$14.42	$13.53	$11.05	$13.08

Total Return(4)	10.41	%†	6.48%		7.08%	22.91%	(15.13)%	(25.18)%

Net Assets, End of Period (millions)	$490		$478		$518	$536	$494	$678

Ratios to Average Net Assets:
Gross expenses	0.94	%(5)	0.95%		0.97%	1.00%	0.99%	0.73%
Net expenses	0.91	(5)(6)(7)	0.95	(6)(7)	0.96 (7)	1.00	0.99	0.73
Net investment income	0.60	(5)	1.01		0.59	0.56	0.38	0.62

Portfolio Turnover Rate	19%		57%		42%	63%	44%	69%

(1)	On April 21, 2006, Smith Barney Class 1 shares were renamed as Class 1 shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended April 30, 2006 (unaudited).
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
†	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         11

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)(2)	2006(3)		2005		2004	2003	2002		2001
Net Asset Value, Beginning of Period	$15.19		$14.42		$13.52	$11.06	$13.07		$19.03

Income (Loss) From Operations:
Net investment income	0.03		0.11		0.04	0.02	0.02		0.03
Net realized and unrealized gain (loss)	1.53		0.78		0.88	2.45	(2.02)		(4.61)

Total Income (Loss) From Operations	1.56		0.89		0.92	2.47	(2.00)		(4.58)

Less Distributions From:
Net investment income	(0.03)		(0.12)		(0.02)	(0.01)	(0.00	)(4)	(0.01)
Net realized gains	—		—		—	—	—		(1.37)
Return of capital	—		—		—	—	(0.01)		—

Total Distributions	(0.03)		(0.12)		(0.02)	(0.01)	(0.01)		(1.38)

Net Asset Value, End of Period	$16.72		$15.19		$14.42	$13.52	$11.06		$13.07

Total Return(5)	10.26	%†	6.16%		6.82%	22.36%	(15.29)%		(25.51)%

Net Assets, End of Period (millions)	$282		$266		$283	$278	$233		$295

Ratios to Average Net Assets:
Gross expenses	1.25	%(6)	1.29%		1.28%	1.35%	1.25%		1.17%
Net expenses	1.18	(6)(7)(8)	1.25	(7)(8)	1.27 (8)	1.35	1.25		1.17
Net investment income	0.33	(6)	0.70		0.28	0.21	0.12		0.19

Portfolio Turnover Rate	19%		57%		42%	63%	44%		69%

(1)	On April 21, 2006, Smith Barney Class A shares were renamed as Class A shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended April 30, 2006 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.25%.
(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
†	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

See Notes to Financial Statements.

12         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)(2)	2006(3)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$14.38		$13.64		$12.91	$10.66	$12.73	$18.70

Income (Loss) From Operations:
Net investment loss	(0.03)		(0.00	)(4)	(0.11)	(0.10)	(0.11)	(0.10)
Net realized and unrealized gain (loss)	1.44		0.74		0.84	2.35	(1.96)	(4.50)

Total Income (Loss) From Operations	1.41		0.74		0.73	2.25	(2.07)	(4.60)

Less Distributions From:
Net realized gains	—		—		—	—	—	(1.37)

Total Distributions	—		—		—	—	—	(1.37)

Net Asset Value, End of Period	$15.79		$14.38		$13.64	$12.91	$10.66	$12.73

Total Return(5)	9.81	%†	5.43%		5.65%	21.11%	(16.26)%	(26.10)%

Net Assets, End of Period (millions)	$103		$105		$113	$117	$111	$160

Ratios to Average Net Assets:
Gross expenses	2.21	%(6)	2.27%		2.37%	2.42%	2.28%	2.00%
Net expenses	1.93	(6)(7)(8)	1.98	(7)(8)	2.36 (8)	2.42	2.28	2.00
Net investment loss	(0.42	)(6)	(0.03)		(0.81)	(0.85)	(0.91)	(0.65)

Portfolio Turnover Rate	19%		57%		42%	63%	44%	69%

(1)	On April 21, 2006, Smith Barney Class B shares were renamed as Class B shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended April 30, 2006 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.00%.
(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
†	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)(2)	2006(3)		2005		2004		2003	2002	2001
Net Asset Value, Beginning of Period	$14.94		$14.16		$13.33		$10.94	$13.00	$19.04

Income (Loss) From Operations:
Net investment income (loss)	(0.02)		0.02		(0.04)		(0.03)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.51		0.76		0.87		2.42	(1.99)	(4.59)

Total Income (Loss) From Operations	1.49		0.78		0.83		2.39	(2.06)	(4.67)

Less Distributions From:
Net investment income	—		—		(0.00	)(4)	—	—	—
Net realized gains	—		—		—		—	—	(1.37)

Total Distributions	—		—		(0.00)		—	—	(1.37)

Net Asset Value, End of Period	$16.43		$14.94		$14.16		$13.33	$10.94	$13.00

Total Return(5)	9.97	%†	5.51%		6.23%		21.85%	(15.85)%	(25.99)%

Net Assets, End of Period (000s)	$4,507		$4,627		$5,675		$5,696	$4,516	$5,774

Ratios to Average Net Assets:
Gross expenses	1.79	%(6)	1.86%		1.82%		1.80%	1.89%	1.85%
Net expenses	1.74	(6)(7)(8)	1.86	(7)(8)	1.82	(8)	1.80	1.89	1.85
Net investment income (loss)	(0.23	)(6)	0.13		(0.27)		(0.25)	(0.52)	(0.49)

Portfolio Turnover Rate	19%		57%		42%		63%	44%	69%

(1)	On April 21, 2006, Smith Barney Class C shares were renamed as Class C shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended April 30, 2006 (unaudited).
(4)	Amount represents less than $0.01 per share.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 2.00%.
(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
†	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

See Notes to Financial Statements.

14         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class Y Shares(1)(2)	2006(3)		2005		2004	2003	2002	2001(4)
Net Asset Value, Beginning of Period	$15.22		$14.45		$13.55	$11.08	$13.08	$16.55

Income (Loss) From Operations:
Net investment income	0.07		0.21		0.12	0.11	0.09	0.10
Net realized and unrealized gain (loss)	1.53		0.76		0.89	2.44	(2.01)	(3.51)

Total Income (Loss) From Operations	1.60		0.97		1.01	2.55	(1.92)	(3.41)

Less Distributions From:
Net investment income	(0.07)		(0.20)		(0.11)	(0.08)	(0.07)	(0.06)
Return of capital	—		—		—	—	(0.01)	—

Total Distributions	(0.07)		(0.20)		(0.11)	(0.08)	(0.08)	(0.06)

Net Asset Value, End of Period	$16.75		$15.22		$14.45	$13.55	$11.08	$13.08

Total Return(5)	10.53	%†	6.75%		7.48%	23.16%	(14.77)%	(20.65)%

Net Assets, End of Period (millions)	$92		$93		$189	$174	$136	$161

Ratios to Average Net Assets:
Gross expenses	0.69	%(6)	0.69%		0.68%	0.67%	0.67%	0.67	%(6)
Net expenses	0.69	(6)(7)(8)	0.69	(7)(8)	0.67 (8)	0.67	0.67	0.67	(6)
Net investment income	0.83	(6)	1.39		0.87	0.88	0.70	0.68	(6)

Portfolio Turnover Rate	19%		57%		42%	63%	44%	69%

(1)	On April 21, 2006, Smith Barney Class Y shares were renamed as Class Y shares.
(2)	Per share amounts have been calculated using the average shares method.
(3)	For the six months ended April 30, 2006 (unaudited).
(4)	For the period December 8, 2000 (inception date) to October 31, 2001.
(5)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(6)	Annualized.
(7)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.
(8)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.
†	The investment manager fully reimbursed the Fund for losses incurred resulting from an investment transaction error. Without this reimbursement, total return would not have changed.

See Notes to Financial Statements.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         15

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners Growth and Income Fund (formerly known as SB Growth and Income Fund) (the “Fund”), is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

16         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(g) Distributions to Shareholders. Distributions from net investment income for the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         17

Notes to Financial Statements (unaudited) (continued)

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business, Citigroup Asset Management (“CAM”), to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (the “Manager” or “SBFM”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract to terminate. The Fund’s shareholders approved a new investment management contract between the Fund and the Manager, which became effective on December 1, 2005.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Prior to the Legg Mason transaction and continuing under the new investment management agreement, effective December 1, 2005, the Fund pays the Manager a investment management fee calculated daily and paid monthly at an annual rate of the Fund’s average net assets as follows:

Average Daily Net Assets	Annual Rate
First $1 billion	0.65%
Next $1 billion	0.60
Next $1 billion	0.55
Next $1 billion	0.50
Over $4 billion	0.45

During the six months ended April 30, 2006 SBFM reimbursed Legg Mason Partners Growth and Income Fund in the amount of $566,203 for losses incurred resulting from an investment transaction error.

During the six months ended April 30, 2006, the Fund’s Class 1, Class A, Class B, Class C and Class Y shares had voluntary expense limitations in place of 1.00, 1.25%, 2.00%, 2.00% and 1.00% respectively.

18         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

During the six months ended April 30, 2006, the Manager waived a portion of its fee and/or reimbursed expenses amounting to $298,324. Such waivers and/or reimbursements are voluntary and may be terminated at anytime.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $1,216,838 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $594 to other Citigroup affiliates for shareholder recordkeeping services.

The Fund’s Board has appointed the Fund’s current distributors, Citigroup Global Markets Inc. (“CGM”), and PFS Investments Inc. (“PFS”), both subsidiaries of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM, PFS and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

There is a maximum initial sales charge of 8.50% and 5.00% for Class 1 and Class A shares. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended April 30, 2006, LMIS, PFS, and CGM and their affiliates received sales charges of approximately $60,000 and $51,000 on sales of the Fund’s Class 1 and Class A shares, respectively. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, PFS, and CGM and their affiliates were approximately:

Class B*
CDSCs	$15,000

*	On April 21, 2006, Smith Barney Class B and Smith Barney Class C shares were renamed as Class B and Class C shares, respectively.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         19

Notes to Financial Statements (unaudited) (continued)

The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan.

Certain of the Trustees also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan.

The Fund’s allocated share of the liability at April 30, 2006 was $320,240.

3.	Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$180,869,541

Sales	241,665,165

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$207,678,195
Gross unrealized depreciation	(13,577,244)

Net unrealized appreciation	$194,100,951

At April 30, 2006, the Fund had no securities on loan.

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 Plan and under that plan, the Fund pays a distribution/service fee with respect to its Class A, Class B, Class C, Class O and Class P shares and Salomon Brothers Class A, Class B and Class C shares calculated at an annual rate not to exceed 0.25%, 1.00%, 1.00%, 0.70%, 0.75%, 0.25%, 1.00% and 1.00% of the average daily net

20         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

assets of each class, respectively. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1†	$—	$572,509	$28,650
Class A†	340,557	391,419	18,845
Class B†	529,729	259,936	11,282
Class C†	23,238	1,778	427
Class O*	4,210	602	68
Class P*	22,958	6,259	1,015
Class Y†	—	83	224
Salomon Brothers Class A*	107	7	53
Salomon Brothers Class B*	82	7	11
Salomon Brothers Class C*	13	4	—

Total	$920,894	$1,232,604	$60,575

†	On April 21, 2006, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C and Smith Barney Class Y shares were renamed as Class 1, Class A, Class B, Class C and Class Y shares, respectively.
*	Shares of Salomon Brothers Class A, Class B, and Class C as well as Smith Barney Class O and Class P were converted to Class A shares on April 22, 2006.

5.	Distributions to Shareholders by Class

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Net Investment Income
Class 1†	$1,518,118	$5,640,385
Class A†	457,789	2,282,415
Class O*	1,037	—
Class P*	4,783	—
Class Y†	404,973	2,307,446
Salomon Brothers Class A*	214	449

Total	$2,386,914	$10,230,695

†	On April 21, 2006, Smith Barney Class 1, Smith Barney Class A and Smith Barney Class Y shares were renamed as Class 1, Class A and Class Y shares, respectively.
*	Shares of Salomon Brothers Class A, Smith Barney Class O and Smith Barney Class P were converted to Class A shares on April 22, 2006.

6.	Shares of Beneficial Interest

At April 30, 2006, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         21

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class 1†
Shares sold	371,549	$6,006,275	806,674	$12,194,075
Shares issued on reinvestment	94,412	1,518,118	372,548	5,640,383
Shares repurchased	(2,664,850)	(43,120,607)	(5,614,229)	(84,866,413)

Net Decrease	(2,198,889)	$(35,596,214)	(4,435,007)	$(67,031,955)

Class A†
Shares sold	1,357,868	$22,222,193	1,710,983	$25,798,158
Shares issued on reinvestment	27,373	438,065	144,161	2,180,510
Shares repurchased	(2,048,948)	(33,161,052)	(3,957,314)	(59,851,324)

Net Decrease	(663,707)	$(10,500,794)	(2,102,170)	$(31,872,656)

Class B†
Shares sold	250,258	$3,830,816	634,160	$9,077,077
Shares repurchased	(1,067,838)	(16,361,977)	(1,610,491)	(23,028,269)

Net Decrease	(817,580)	$(12,531,161)	(976,331)	$(13,951,192)

Class C†
Shares sold	2,145	$34,082	8,323	$123,874
Shares repurchased	(37,490)	(598,752)	(99,430)	(1,483,074)

Net Decrease	(35,345)	$(564,670)	(91,107)	$(1,359,200)

Class O*
Shares sold	25	$611	206	$3,064
Shares issued on reinvestment	60	946	—	—
Shares repurchased	(86,482)	(1,430,255)	(11,752)	(176,762)

Net Decrease	(86,397)	$(1,428,698)	(11,546)	$(173,698)

Class P*
Shares sold	3,345	$54,123	3,269	$48,929
Shares issued on reinvestment	260	4,110	—	—
Shares repurchased	(504,616)	(8,289,004)	(447,580)	(6,708,737)

Net Decrease	(501,011)	$(8,230,771)	(444,311)	$(6,659,808)

Class Y†
Shares sold	77,659	$1,276,740	177,234	$2,659,726
Shares repurchased	(679,016)	(10,998,026)	(7,151,502)	(104,670,434)

Net Decrease	(601,357)	$(9,721,286)	(6,974,268)	$(102,010,708)

Salomon Brothers Class A*
Shares sold	2,324	$37,711	4,423	$65,138
Shares issued on reinvestment	13	213	29	438
Shares repurchased	(10,235)	(166,456)	(48)	(741)

Net Increase (Decrease)	(7,898)	$(128,532)	4,404	$64,835

22         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Salomon Brothers Class B*
Shares sold	—	$—	65	$892
Shares repurchased	(1,114)	(17,672)	(65)	(929)

Net Decrease	(1,114)	$(17,672)	—	$(37)

Salomon Brothers Class C*
Shares sold	—	$—	198	$3,076
Shares repurchased	(174)	(2,852)	(198)	(3,055)

Net Increase (Decrease)	(174)	$(2,852)	—	$21

†	On April 21, 2006, Smith Barney Class 1, Smith Barney Class A, Smith Barney Class B, Smith Barney Class C and Smith Barney Class Y shares were renamed as Class 1, Class A, Class B, Class C and Class Y shares, respectively.
*	Shares of Salomon Brothers Class A, Class B, and Class C as well as Smith Barney Class O and Class P were converted to Class A shares on April 22, 2006.

7.	Capital Loss Carryforward

As of October 31, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $115,946,385, of which $5,464,906 will expires in 2010 and $110,481,479 expires in 2011. This amount will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         23

Notes to Financial Statements (unaudited) (continued)

not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or

24         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.

* * *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on Fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, SBFM believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, SBFM and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         25

Notes to Financial Statements (unaudited) (continued)

distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

26         Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On November 15, 2005, a Special Meeting of Shareholders was held to approve a new management agreement. The following table provides the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes for the matter voted on at the Special Meeting of Shareholders.

Approval of New Management Agreement

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	519,071,238.382	9,036,307.142	22,033,926.530	2,072,067.500

Legg Mason Partners Growth and Income Fund 2006 Semi-Annual Report         27

Legg Mason Partners Growth and Income Fund

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Stephen Randolph Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and Chief
Executive Officer

Andrew B. Shoup

Senior Vice President and

Chief Administrative Officer

Frances M. Guggino

Chief Financial Officer

and Treasurer

Kevin Caliendo

Vice President and

Investment Officer

Michael Kagan

Vice President and

Investment Officer

Ted P. Becker

Chief Compliance Officer

OFFICERS (continued)

John Chiota

Chief Anti-Money Laundering Compliance Officer

Wendy S. Setnicka

Controller

Robert I. Frenkel

Secretary and

Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough,

Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, NY 10154

This report is submitted for the general information of the shareholders of Legg Mason Partners Growth and Income Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC

Member NASD, SIPC

FD02329 6/06	SR06-56

Legg Mason Partners Growth and Income Fund

The Fund is a separate investment fund of the Legg Mason Partners Investment Series, a Massachusetts business trust.

LEGG MASON PARTNERS GROWTH AND INCOME FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with Securities Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment Series – SB Growth and Income Fund name.

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Series

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Investment Series

Date:	July 7, 2006